Intangible Assets (Details Textual) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2016	Jun. 30, 2015
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets	$ 88,000	$ 92,000	$ 264,000	$ 274,000	$ 363,000	$ 358,000
Gain (Loss) on Disposition of Intangible Assets		$ 16,000	$ 0	$ 33,000	$ 33,000	48,000
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life			10 years		6 years 7 months 6 days
Gain (Loss) on Disposition of Intangible Assets					$ 33,000	$ 48,000
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life					7 years 6 months
Maximum [Member] | Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life				23 years
Minimum [Member] | Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life			16 years